Statement Of Changes In Redeemable Convertible Preferred Stock And Stockholders' Deficit (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of Series A-1 redeemable, convertible preferred stock, issuance costs	$ 1,431,781